Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of reconciles the statutory rate to the Company's effective tax rate
	For the Years ended December 31,
	2020	2019	2018
China Statutory income tax rate	25%	25.0%	25.0%
Effect of favorable income tax rate in certain entity in PRC	(0.4)%	(2.1)%	(2.4)%
Non-PRC entities not subject to PRC tax (3)	(2.8)%	2.1%	10.5%
Research & Development (“R&D”) tax credit (1)	(1.7)%	0.4%	(1.4)%
Non-deductible expenses - permanent difference (2)	(2.2)%	(0.1)%	0.5%
Change in valuation allowance	(21.8)%	(34.4)%	(4.0)%
Effective tax rate	(3.9)%	(9.1)%	28.2%

Schedule of income before income tax expense
	For the Years ended December 31,
	2020	2019	2018
(Loss) income before income tax expense from China	$(13,079,878)	$(12,024,301)	$5,188,649
Loss before income tax expense from outside of China	(1,482,026)	(919,853)	(1,492,787)
Total income (loss) before income tax provision	$(14,561,904)	$(11,104,448)	$3,695,862

Schedule of income tax provision (benefit)
	For the Years ended December 31,
	2020	2019	2018
Current	$569,974	$514,664	$1,267,356
Deferred	-	492,241	(224,882)
Total	$569,974	$1,006,905	$1,042,474

Schedule of deferred tax asset
Deferred tax asset	December 31 2020	December 31 2019
Provision of doubtful accounts	$628,280	$3,421,260
Tax loss carried forwards	2,562,089	2,306,482
Valuation allowance on tax losses	(3,190,369)	(5,727,742)
	$-	$-

Schedule of taxes payable
	December 31,	December 31,
	2020	2019
VAT tax payable	$433,093	$302,546
Corporate income tax payable	2,146,610	1,445,200
Land use tax and other taxes payable	66,902	59,031
Total	$2,646,605	$1,806,777